Stockholders' Equity (Deficit)	3 Months Ended
Mar. 31, 2016
Stockholders' Equity (Deficit) [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 8: STOCKHOLDERS’ EQUITY (DEFICIT)

On March 24, 2016, Ecoark Series A, B, C, and D Common Shares were exchanged for Ecoark Holdings Common Shares as more fully described in Note 2 above. The Ecoark Common Shares, including Treasury Shares were canceled after the exchange.

Ecoark Holdings Preferred Stock

On March 18, 2016, the Company created 5,000 shares of “blank check” preferred stock. No preferred shares have been issued.

Ecoark Holdings Common Stock

As described in Note 2 above, 100,000 shares of common stock, par value $0.001 were authorized on March 18, 2016. At the merger, the Company had 29,049 shares of common stock issued and outstanding. The MSC’s shareholders and holders of debt, notes, warrants and options received an aggregate of 1,353 shares of the Company’s common stock and Ecoark’s shareholders received an aggregate of 27,696 shares of the Company’s common stock. The Company also issued 2,387 shares of the Company’s common stock pursuant to a private placement offering described in Note 2. See Note 12 below for issuances in April. Total shares issued and outstanding as of March 31, 2016 was 31,436.

Stock Options

On February 16, 2013, the Board of Directors of Ecoark approved the EcoArk Inc. 2013 Stock Option Plan (the “Plan”).The purposes of the Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees, directors and consultants, and to promote the success of the Company’s business. The Plan is expected to contribute to the attainment of these objectives by offering employees, directors and consultants the opportunity to acquire stock ownership interests in the Company, and other rights with respect to stock of the Company, and to thereby provide them with incentives to put forth maximum efforts for the success of the Company.

Awards under this Plan were only granted in the form of nonstatutory stock options (“Options”) to purchase the Company's Series C Stock prior to the merger with MSC. Upon the consummation of the merger, all outstanding stock options previously granted by Ecoark, were canceled and new stock options in Ecoark Holdings were issued as replacements, with the same terms of the originally issued Series C Stock Options granted by Ecoark under the 2013 Incentive Stock Option Plan (the “2013 Plan”). Under the 2013 Plan, the Company may grant options to purchase up to 5,500 shares of common stock to be granted to Company employees, officers, directors, consultants and advisors. The vesting provisions, exercise price and expiration dates will be established by the Board of Directors (the "Board") of the Company at the date of grant, but incentive stock options may be subject to earlier termination, as provided in the 2013 Plan.

In May 2014, Ecoark granted Stock Options to purchase 693 shares to various employees and consultants of Ecoark. The Stock Options had an exercise price of $1.25 per share and have a term of 10 years. The Stock Options vest over a three-year period as follows: 25% immediately; 25% on the first anniversary date; 25% on the second anniversary date; and 25% on the third anniversary date. During 2015 Ecoark issued additional Stock Options on 625 shares of common stock. Therefore, at the end of 2015, Stock Options were outstanding to purchase 1,318 shares of common stock. The total original number of 1,318 Ecoark Stock Options have been divided by two in conjunction with changes required by the Merger Agreement and converted to Stock Options of the Company, and at present options on 659 shares of the Company are outstanding with an adjusted exercise price of $2.50.

Management valued the Stock Options utilizing the Black-Scholes Method, with the following criteria: stock price - $2.50; exercise price - $2.50; expected term – 10 years; discount rate – 0.25%; and volatility – 100%.

The Company records stock based compensation in accordance with ASC 718, and has recorded stock based compensation of $28 and $91 for the three months ended March 31, 2016 and 2015, respectively.

The 2,450 Stock Options of MSC were converted into shares of common stock in accordance with the Merger Agreement with Ecoark.

Warrants

MSC had issued warrants for 3,785 shares that were converted into shares of common stock in accordance with the Merger Agreement with Ecoark.

In March 2016, the Company issued warrants for 2,389 shares in accordance with the private placement. As indicated in the subsequent events, the private placement was completed on April 28, 2016, and additional warrants were issued at the closing. These warrants have a strike price of $5.00 per share and expire on December 31, 2018. As of March 31, 2016, they are the only warrants the Company has outstanding.